Other Long-term Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Copyrights, licenses and domain names	¥ 3,639,211		¥ 2,461,377
Long-term receivable	1,599,524
Staff housing loans	71,997		98,244
Non-current deposits	140,869		105,984
Others	215,009		264,464
Total	¥ 5,666,610	$ 813,958	¥ 2,930,069
Alibaba
Expected period of long-term receivables (in years)	2 years